INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense (benefit) [Abstract]
Current		$ 200	$ (359)	$ (277)
Deferred		9,128	7,672	0
Disproportionate tax effect		0	0	1,444
Valuation allowance - change in estimate		35	(118)	(56,018)
Income tax expense (benefit)	$ 1,400	$ 9,363	7,195	(54,851)
Statutory federal income tax rate		35.00%
Reconciliation of income tax benefit [Abstract]
Statutory rate applied to income before income tax		$ 10,283	8,826	7,930
Bank owned life insurance		(449)	(480)	(477)
Tax-exempt income		(434)	(522)	(402)
Unrecognized tax benefit		(135)	(595)	(186)
Non-deductible meals, entertainment and memberships		43	53	55
Net change in valuation allowance		35	(118)	(63,980)
Disproportionate tax effect		0	0	1,444
U.S. Treasury warrant		0	0	359
Share-based compensation		0	0	8
Other, net		20	31	398
Income tax expense (benefit)	1,400	9,363	7,195	(54,851)
Reversal of valuation allowance on net deferred tax assets	$ 57,600
Deferred tax assets [Abstract]
Loss carryforwards		25,516	32,933
Allowance for loan losses		7,901	9,099
Alternative minimum tax credit carry forward		3,427	3,037
Property and equipment		3,369	3,239
Purchase premiums, net		1,755	2,050
Share based payments		786	684
Valuation allowance on other real estate		592	879
Unrealized loss on trading securities		578	559
Deferred compensation		404	448
Other than temporary impairment charge on securities available for sale		382	436
Non accrual loan interest income		232	244
Reserve for unfunded lending commitments		228	189
Loss reimbursement on sold loans reserve		186	242
Unrealized loss on securities available for sale		128	0
Vehicle service contract counterparty contingency reserve		21	521
Gross deferred tax assets		45,505	54,560
Valuation allowance		(1,054)	(1,019)
Total net deferred tax assets		44,451	53,541
Deferred tax liabilities [Abstract]
Capitalized mortgage loan servicing rights		4,353	4,237
Deferred loan fees		256	260
Federal Home Loan Bank stock		45	196
Unrealized gain on securities available for sale		0	87
Other		162	129
Gross deferred tax liabilities		4,816	4,909
Net deferred tax assets		39,635	48,632
Operating loss carryforwards [Abstract]
2030		18,496
2031		17,170
2032		37,739
Total		73,405
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year		1,091	1,672	1,871
Additions based on tax positions related to the current year		20	18	11
Reductions due to the statute of limitations		(135)	(595)	(186)
Reductions due to settlements		0	(4)	(24)
Balance at end of year		976	1,091	1,672
State income tax expense (benefit)		(100)	0	(200)
Unrecognized tax benefits of effective tax rate		300
Penalties and interest expense		0	0	0
Penalties and interest accrued		0	0	$ 0
NOL Unrealized excess benefits on share-based compensation		3,400
Minimum tax credit carryforwards with indefinite lives		$ 3,400
Open tax year		2012
Mepco [Member]
Valuation Allowance [Line Items]
Valuation allowance against deferred tax assets attributable to Mepco		$ 1,100	$ 1,000